Accounts Receivable, Net - Schedule of Accounts Receivable, Gross Based on the Due Date (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	$ 214,410	$ 1,288,000
Not yet past due [Member]
Schedule of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross		6,410
Within 30 days past due [Member]
Schedule of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross		1,028,984
Over 90 days [Member]
Schedule of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	$ 214,410	$ 252,606